Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	102 Months Ended	119 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000085498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085499
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000085496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	11.51%		5.97%			1.98%
C000085497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	14.66%		6.10%			1.68%
C000139941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000082623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000085438
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000082621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	6.03%		2.62%			2.41%
C000082622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.64%		2.32%			1.87%
C000085437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000152483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000161781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000161779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	7.41%		(1.18%)	1.22%
C000161780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.38%		(1.07%)	0.98%
C000161785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000082626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000085439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000082624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	4.05%		2.34%			1.91%
C000082625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.47%		2.23%			1.46%
C000028496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	6.81%		(1.16%)			1.01%
C000028495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.67%		(1.05%)			0.69%
C000028499
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000143890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000085498
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%		7.20%			2.70%
Without Sales Load [Member] | C000085499
Average Annual Return [Line Items]
Average Annual Return, Percent	16.61%		7.04%			2.59%
Without Sales Load [Member] | C000085496
Average Annual Return [Line Items]
Average Annual Return, Percent	16.46%		6.89%			2.43%
Without Sales Load [Member] | C000085497
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%		6.10%			1.68%
Without Sales Load [Member] | C000139941
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%		7.34%			2.84%
Without Sales Load [Member] | C000082623
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%		3.33%			2.89%
Without Sales Load [Member] | C000085359
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%		3.23%			2.79%
Without Sales Load [Member] | C000085438
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%		3.35%			2.90%
Without Sales Load [Member] | C000082621
Average Annual Return [Line Items]
Average Annual Return, Percent	8.46%		3.08%			2.64%
Without Sales Load [Member] | C000082622
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%		2.32%			1.87%
Without Sales Load [Member] | C000085437
Average Annual Return [Line Items]
Average Annual Return, Percent	8.74%		3.34%			2.91%
Without Sales Load [Member] | C000152483
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%		3.33%		3.04%
Without Sales Load [Member] | C000161781
Average Annual Return [Line Items]
Average Annual Return, Percent	12.33%		(0.10%)			2.16%
Without Sales Load [Member] | C000161779
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%		(0.32%)	1.73%
Without Sales Load [Member] | C000161780
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%		(1.07%)	0.98%
Without Sales Load [Member] | C000161785
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%	(0.04%)
Without Sales Load [Member] | C000082626
Average Annual Return [Line Items]
Average Annual Return, Percent	7.56%		3.25%			2.48%
Without Sales Load [Member] | C000085360
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%		3.13%			2.38%
Without Sales Load [Member] | C000085439
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%		3.25%			2.48%
Without Sales Load [Member] | C000082624
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%		2.98%			2.22%
Without Sales Load [Member] | C000082625
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%		2.23%			1.46%
Without Sales Load [Member] | C000028496
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%		(0.06%)			1.70%
Without Sales Load [Member] | C000028493
Average Annual Return [Line Items]
Average Annual Return, Percent	11.59%		(0.30%)			1.45%
Without Sales Load [Member] | C000028495
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%		(1.05%)			0.69%
Without Sales Load [Member] | C000028499
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%		(0.07%)			1.70%
Without Sales Load [Member] | C000143890
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%		(0.06%)			1.70%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.44%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.23%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.22%)
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.30%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.30%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.30%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.30%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.30%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.49%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return, Percent	11.71%		6.13%			2.96%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return, Percent	11.71%		6.13%			2.96%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return, Percent	11.71%		6.13%			2.96%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return, Percent	11.71%		6.13%			2.96%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return, Percent	11.71%		6.13%			2.96%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%		2.53%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.23%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	7.70%		2.93%			2.42%